Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 01, 2021
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2022
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
WisdomTree Battery Value Chain and Innovation Fund | WisdomTree Battery Value Chain and Innovation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WBAT